Commitments	12 Months Ended
Dec. 31, 2014
Commitments [Abstract]
Commitments

12. Commitments

Lease Commitments

The Company recognizes lease expense on a straight-line basis, including predetermined fixed escalations, over the initial lease term including reasonably assured renewal periods from the time that the Company controls the leased property.

The Company leases its offices and other facilities under operating lease agreements that expire at various dates through 2025. Future minimum lease commitments under these non-cancellable lease agreements as of December 31, 2014 were as follows:

Years Ending December 31:
2015	$12,022
2016	11,368
2017	10,721
2018	9,504
2019	4,981
Thereafter	14,985
Total minimum lease payments	$63,581

Total rent expense for all operating leases was $12,991,  $12,625 and $11,193 for the years ended December 31, 2014, 2013 and 2012, respectively.

Post-employment Benefits

The Company generally offers post-employment benefits to its employees in the case of certain employee termination events consisting of severance and outplacement services. The extent of such benefits vary based on employee title and, in some cases, accumulate based on the respective employee’s years of service to the Company. Due to the episodic nature of the Company’s severance benefit history and the inability to reasonably predict future termination events, no accrual for accumulating severance benefits is accrued until the point that the payment of a severance benefit is probable and can be reasonably estimated.